Employee Retirement Plans - Schedule of Information Regarding Contribution in Multiemployer Pension Plans (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Multiemployer Plans [Line Items]
Total contribution	$ 1,683,000	$ 1,658,000	$ 1,591,000
Western Conference Of Teamsters Pension Plan [Member]
Multiemployer Plans [Line Items]
Employer identification number	916145047
Pension plan number	001
Total contribution	$ 1,683	$ 1,658	$ 1,591
Surcharge imposed	No